OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses

	December 31,
	2012	2013

Employees and payroll accruals	$2,790	$2,831
Accrued expenses	5,807	4,749
Deferred revenues	186	327
Government authorities	479	409
Income tax payable and tax provision	823	1,068
Others	115	47

	$10,200	$9,431